Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income (Loss)	$ 32,124,120	$ 11,340,459
Adjustments to reconcile Net Income (Loss) to net cash provided by operating activities:
Provision for loan losses	23,853,439	41,516,788
Depreciation and amortization	3,495,671	3,653,580
Provision for (prepaid) deferred income taxes	295,151	(72,883)
Other	(633,733)	(148,868)
Decrease (increase) in miscellaneous other assets	1,077,893	498,256
Decrease in other liablities	9,591,816	2,982,490
Net Cash Provided by (Used in) Operating Activities	69,804,357	59,769,822
CASH FLOWS FROM INVESTING ACTIVITIES:
Loans originated or purchased	(427,711,684)	(374,176,645)
Loan liquidations	346,096,260	325,016,295
Purchases of marketable debt securities	(47,944,482)	(13,691,351)
Redemptions of marketable debt securities	12,880,000	4,655,000
Fixed asset additions, net	(2,877,566)	(2,148,222)
Fixed asset proceeds from sales	29,128	53,185
Net Cash Provided by (Used in) Investing Activities	(119,528,344)	(60,291,738)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net increase (decrease) in senior demand notes outstanding	11,766,486	8,777,759
Advances on credit line	118,196,516	127,588,003
Payments on credit line	(179,146,516)	(140,713,003)
Commercial paper issued	122,346,729	53,655,309
Commercial paper redeemed	(28,258,368)	(45,706,126)
Subordinated debt securities issued	5,645,020	4,973,697
Subordinated debt securities redeemed	(5,629,180)	(4,162,504)
Dividends / Distributions	(14,336,306)	(100,000)
Net Cash Provided by (Used in) Financing Activities	30,584,381	4,313,135
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(19,139,606)	3,791,219
CASH AND CASH EQUIVALENTS, beginning	67,678,422	58,458,580
CASH AND CASH EQUIVALENTS, ending	48,538,816	62,249,799
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid during the period for Interest	16,974,467	15,795,797
Income Taxes Paid	2,418,638	2,501,996
Adoption of CECL Accounting Standard ASU 2016-13	$ 0	$ (2,158,161)